DEFINED CONTRIBUTION PENSION - Pension cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 39	$ 33	$ 80	$ 65	$ 140	$ 114
Research and development
DEFINED CONTRIBUTION PENSION
Total pension cost	26	24	53	48	98	83
Selling, general and administrative
DEFINED CONTRIBUTION PENSION
Total pension cost	$ 13	$ 9	$ 27	$ 17	$ 42	$ 31